Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of geographical areas [line items]
Revenue	$ 55,433	$ 46,506	$ 159,890	$ 131,559
North America
Disclosure of geographical areas [line items]
Revenue	41,674	35,462	120,954	99,834
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 13,759	$ 11,044	$ 38,936	$ 31,725